Tax Matters - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) jurisdiction	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Income Tax Contingency [Line Items]
Undistributed earnings of foreign subsidiaries	$ 86,000
Unrecognized tax benefits excluding associated interest	$ 4,600	$ 4,800
Number of tax jurisdiction associated with uncertain tax positions | jurisdiction	1
Deferred tax assets associated with unrecognized tax benefits	$ 1,200	1,100
Unrecognized tax benefits, interest on income taxes expense	72	71	$ 40
Unrecognized tax benefits, interest on income taxes accrued	771	714
Unrecognized accrued interest decrease as a result of cash payments	18	5
Significant change in unrecognized tax benefits is reasonably possible, amount of unrecorded benefit	(100)
Noncurrent Deferred Tax Assets And Other Noncurrent Tax Assets [Member]
Income Tax Contingency [Line Items]
Deferred tax assets associated with unrecognized tax benefits	1,000	963
Deferred Tax Liabilities, Net, Noncurrent [Member]
Income Tax Contingency [Line Items]
Deferred tax assets associated with unrecognized tax benefits	201	179
Income Taxes Payable [Member]
Income Tax Contingency [Line Items]
Unrecognized tax benefits, interest on income taxes accrued	4
Current Tax Assets [Member]
Income Tax Contingency [Line Items]
Unrecognized tax benefits, interest on income taxes accrued	13	12
Other Taxes Payable [Member]
Income Tax Contingency [Line Items]
Unrecognized tax benefits, interest on income taxes accrued	$ 754	$ 702